Document and Entity Information	Jun. 25, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 25, 2026
Entity Registrant Name	SEMNUR PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41351
Entity Tax Identification Number	98-1659463
Entity Address Address Line 1	960 San Antonio Road
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94303
City Area Code	650
Local Phone Number	422-7515
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001913577
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	SMNR
Security Exchange Name	NONE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	SMNRW
Security Exchange Name	NONE